COMPANY INFORMATION - Additional Information (Detail) - $ / shares			1 Months Ended
	Nov. 19, 2018	Oct. 22, 2018	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MCO Cotai Investments Limited [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage of ownership				60.00%
New Cotai, LLC [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage of ownership				40.00%
Common stock dividend before adjustments, percentage		66.67%
Common stock dividend percentage					30.00%	30.00%
American Depository Shares [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares	4,312,500		4,312,500
Class A Ordinary Shares [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares	17,250,000	115,800,376	17,250,000
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | MCO Cotai Investments Limited [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage of ownership				60.00%
Reclassification of ordinary shares				108,767,640
Class B Ordinary Shares [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | New Cotai, LLC [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage of ownership				40.00%
Reclassification of ordinary shares				72,511,760
IPO [Member] | American Depository Shares [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares		28,750,000
IPO [Member] | Class A Ordinary Shares [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares		115,000,000
Ordinary shares, par value		$ 0.0001
Private Placement [Member] | Class A Ordinary Shares [Member] | Melco International [Member]
Organizational Transactions and Participation Agreements [Line Items]
Ordinary shares		800,376